UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Sector Omega ASA
Address:                 Filipstad Brygge 2, P.O. Box 1994 Vika
                         Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Risk and Fund Controlling
Phone:     +47 23012942

Signature, Place and Date of Signing:

/s/ Arild Blikom              Oslo, Norway              August 12, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                         0

Form 13F Information Table Entry Total                    14

Form 13F Information Table Value Total:   $29,759 (thousands)

List of Other Included Managers: None

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Column 1                     Column 2      Column 3   Column 4              Column 5        Column 6    Column 7     Column 8
                                                                 Shares or
                             Title of                   Value    Principal  SH/  PUT/  Investment   Other       Voting Authority
Name of Issuer                Class          Cusip    (x$1,000)   Amount    PRN  CALL  Discretion  Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BANK PLC            IPTH S&P
                             VIX NEW       06740C261     3,044    144,000   SH            SOLE       NONE      144,000
UNITED STATES NATL GAS FUND  UNIT NEW      912318110     2,997    271,700   SH            SOLE       NONE      271,700
CAMERON INTERNATIONAL CORP   COM           13342B105     2,942     58,500   SH            SOLE       NONE       58,500
BP PLC                       COM           055622104     2,753     62,164   SH            SOLE       NONE       62,164
CHEVRON CORP NEW             COM           166764100     2,685     26,104   SH            SOLE       NONE       26,104
SCHLUMBERGER LTD             COM           806857108     2,576     29,815   SH            SOLE       NONE       29,815
NATIONAL OILWELL VARCO INC   COM           637071101     2,397     30,647   SH            SOLE       NONE       30,647
CHESAPEAKE ENERGY CORP       COM           165167107     2,390     80,492   SH            SOLE       NONE       80,492
TRANSOCEAN INC               REG SHS       H8817H100     2,381     36,874   SH            SOLE       NONE       36,874
PLAINS EXPL& PRODTN CO       COM           726505100     1,860     48,800   SH            SOLE       NONE       48,800
HALLIBURTON CO               COM           406216101     1,447     28,374   SH            SOLE       NONE       28,374
BAKER HUGHES INC             COM           057224107     1,028     14,166   SH            SOLE       NONE       14,166
BRIGHAM EXPLORATION CO       COM           109178103       664     22,200   SH            SOLE       NONE       22,200
PETROHAWK ENERGY CORP        COM           716495106       595     24,110   SH            SOLE       NONE       24,110

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